Financial instruments (Details 3) - Dec. 31, 2023 R$ in Millions, $ in Millions	USD ($)	BRL (R$)
IfrsStatementLineItems [Line Items]
Financial liability maturities nominal value	$ 5,325	R$ 25,780
Later than one year [member]
IfrsStatementLineItems [Line Items]
Financial liability maturities nominal value	175	847
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financial liability maturities nominal value	800	3,873
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Financial liability maturities nominal value	1,250	6,052
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Financial liability maturities nominal value	500	2,421
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Financial liability maturities nominal value	800	3,873
Later Than Five Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Financial liability maturities nominal value	800	3,873
Later Than Six Years And Not Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Financial liability maturities nominal value	600	2,905
Later Than Seven Years And Not Later Than Eight Years [Member]
IfrsStatementLineItems [Line Items]
Financial liability maturities nominal value	$ 400	R$ 1,937